Schedule of Maturities of Long Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Apr. 17, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Debt Remaining 2026
Debt 2027
Debt 2028
Debt 2029
Debt 2030
Debt less: unamortized discount
Long Term Debt			$ 6,266
Financial obligations, Remaining 2026	21,752
Financial Obligations 2027	20,500
Financial Obligations 2028	20,000
Financial Obligations 2029	20,000
Financial Obligations 2030	20,000
Financial obligations, Thereafter
Debt Thereafter
Financial obligations, Total undiscounted payments	102,252	$ 100,000
Debt Total undiscounted payments
Financial obligations, less: unamortized discount	(23,768)
Ffinancial obligations,Total financial obligations	78,484
Debt Total financial obligations			6,266
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Debt 2027			250
Debt 2028			750
Debt 2029			5,430
Debt 2030
Thereafter
Debt less: unamortized discount			(164)
Long Term Debt			6,266
Debt Total financial obligations			$ 6,266